Revenue and Expenses	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Revenues and Expenses	Revenue and expenses
Revenues
The breakdown of Revenues for the years 2020, 2019 and 2018 is as follows:

Millions of euros	2020	2019	2018
Rendering of services	37,394	42,264	43,085
Sales	5,682	6,158	5,608
Total	43,076	48,422	48,693
Sales mainly include the sale of mobile terminals.
Other income
The breakdown of “Other income” is as follows:

Millions of euros	2020	2019	2018
Own work capitalized	873	890	815
Gain on disposal of companies	67	677	21
Gain on disposal of other assets	276	612	241
Government grants	17	22	22
Other operating income	354	641	523
Total	1,587	2,842	1,622
"Gain on disposal of companies" in 2020 mainly includes the impact of the initial registration of the joint venture of Telefónica with Allianz to deploy Fiber-to-the-Home (FTTH) in Germany (see Note 29.c). "Gain on disposal of companies" in 2019 mainly included the gains for the sales of Antares, Telefonía Celular de Nicaragua and Telefónica Móviles Panama (see Note 2). In addition, in 2019 it included the capital gain for the sale of data centers businesses, amounting to 213 million euros (see Note 2).
“Gain on disposal of other assets” includes gains from the sale of telecommunications towers of 39 million euros, 176 million euros and 53 million euros in 2020, 2019 and 2018, respectively. Additionally, in 2019 it included a 95 million euros gain corresponding to licenses with deferred payments of Telefónica México that were released (see Note 2).
"Other operating income" in 2019 included 103 million euros corresponding to the amount received for the irrevocable sale of the future credit rights that might arise from the favorable resolution of a number of claims and lawsuits of various kinds that Telefónica had filed at the date of the sale agreement. Furthermore, the agreement included an additional amount of 51 million euros collected from the sale of future credit rights that might arise from claims filed within four years following the date of the agreement. Of this amount, 19 million euros were not yet recognized in the income statement at December 31, 2020. The agreement do not provide for direct or indirect repayment, full or partial, of the cash received, irrespective of the future outcome of such claims. The consideration received as a result of this transaction is approximately 10% of the underlying nominal amount of the current claims.
"Other operating income" in 2018 included gains from changes in the fair value of equity instruments for 24 million euros.
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2020	2019	2018
Leases included in "Other expenses" (1)	89	123	1,071
Other external services	9,617	11,370	11,427
Taxes other than income tax	902	995	365
Change in trade provisions	860	974	785
Losses on disposal of fixed assets and changes in provisions for fixed assets	416	187	35
Goodwill impairment (Note 7)	519	206	350
Other operating expenses	468	589	366
Total	12,871	14,444	14,399
(1) Following the adoption of IFRS 16 (Leases) in 2019, only included short-term leases and leases of low-value or intangible assets (see Notes 2 and 9).
"Losses on disposal of fixed assets and changes in provisions for fixed assets" in 2020 includes impairment losses of intangible assets and property, plant and equipment of Telefónica Argentina, for a total amount of 375 million euros (see Note 7). In 2019 it included a 123 million euros loss on disposal of intangible assets for the return of spectrum licenses of Telefónica Mexico (see Note 2).
"Other operating expenses" in 2019 included the impact of the transformation of the operating model of Telefónica Mexico in certain pre-existing service contracts, amounting to 167 million euros (see Note 2).
The favorable court rulings obtained by Telefónica Brazil in relation to the right to exclude the state tax on goods and services (ICMS) from the tax base for PIS and COFINS contributions, reduced the “Taxes” item by 789 million euros in 2018. In 2020, a new final decision in favor of Telefónica Brazil was passed, with an impact of 75 million euros (see Note 12).
Estimated payment schedule
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	3,939
1 to 3 years	4,267
3 to 5 years	1,027
More than 5 years	905
Total	10,138

Commitments for short-term leases and low value leases amounted to 42 million euros as of December 31, 2020. In addition, lease collection commitments amounted to 14 million euros as of December 31, 2020.

Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by segment (see Note 4) in 2020, 2019 and 2018, together with total headcount at December 31 each year.

	2020		2019		2018
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	22,992	22,978	25,338	23,081	26,892	25,474
Telefónica United Kingdom	6,501	6,318	6,940	6,861	6,732	7,188
Telefónica Germany	7,770	7,701	8,034	7,955	8,366	8,203
Telefónica Brazil	33,938	33,828	33,147	33,905	34,068	33,499
Telefónica Hispam	33,872	33,506	35,928	34,474	38,037	37,490
Telxius Group	509	557	470	494	419	438
Other companies	7,600	7,909	8,168	7,834	8,239	8,507
Total	113,182	112,797	118,025	114,604	122,753	120,799
At December 31, 2020, approximately 38.00% of the final headcount are women (37.84% at December 31, 2019).
At December 31, 2020, the number of employees with disabilities is 1,119 (1,081 employees at December 31, 2019), of which 215 employees are in Spain (222 employees in 2019).
Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2020	2019	2018
Property, plant and equipment (Note 8)	5,022	5,613	5,751
Intangible assets (Note 6)	2,735	3,248	3,298
Rights of use (Note 9)	1,602	1,721	n.a.
Total	9,359	10,582	9,049

The non-current assets of Telefónica United Kingdom ceased to be amortized and depreciated for accounting purposes once they were reclassified as "Non-current assets and disposal groups held for sale" (see Notes 2 and 4).
Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities (see Note 17) by (b) the weighted average number of ordinary shares outstanding during the year, plus the weighted average number of ordinary shares that would be issued on the conversion of the mentioned convertible bonds into ordinary shares from the date of their issue.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2020	2019	2018
Profit attributable to ordinary equity holders of the parent from continuing operations	1,582	1,142	3,331
Adjustment for the coupon corresponding to undated deeply subordinated securities	(335)	(379)	(540)
Tax effect	84	97	138
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	1,331	860	2,929

Number of shares (thousands)	2020	2019 (*)	2018 (*)
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,471,160	5,453,145	5,461,067
Telefónica, S.A. share option plans	6,590	4,766	663
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,477,750	5,457,911	5,461,730
(*) Revised data.
For the purposes of calculating the earnings per share (basic and diluted), the weighted average number of shares outstanding is retrospectively adjusted for transactions that have changed the number of shares outstanding without a corresponding change in resources, as if such transactions had occurred at the beginning of the earliest period presented. Such is the case of the bonus share issues carried out to meet the scrip dividend (see Note 17).
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Figures in euros	2020	2019	2018
Basic earnings per share	0.24	0.16	0.54
Diluted earnings per share	0.24	0.16	0.54

Revenues and Expenses	Revenue and expenses
Revenues
The breakdown of Revenues for the years 2020, 2019 and 2018 is as follows:

Millions of euros	2020	2019	2018
Rendering of services	37,394	42,264	43,085
Sales	5,682	6,158	5,608
Total	43,076	48,422	48,693
Sales mainly include the sale of mobile terminals.
Other income
The breakdown of “Other income” is as follows:

Millions of euros	2020	2019	2018
Own work capitalized	873	890	815
Gain on disposal of companies	67	677	21
Gain on disposal of other assets	276	612	241
Government grants	17	22	22
Other operating income	354	641	523
Total	1,587	2,842	1,622
"Gain on disposal of companies" in 2020 mainly includes the impact of the initial registration of the joint venture of Telefónica with Allianz to deploy Fiber-to-the-Home (FTTH) in Germany (see Note 29.c). "Gain on disposal of companies" in 2019 mainly included the gains for the sales of Antares, Telefonía Celular de Nicaragua and Telefónica Móviles Panama (see Note 2). In addition, in 2019 it included the capital gain for the sale of data centers businesses, amounting to 213 million euros (see Note 2).
“Gain on disposal of other assets” includes gains from the sale of telecommunications towers of 39 million euros, 176 million euros and 53 million euros in 2020, 2019 and 2018, respectively. Additionally, in 2019 it included a 95 million euros gain corresponding to licenses with deferred payments of Telefónica México that were released (see Note 2).
"Other operating income" in 2019 included 103 million euros corresponding to the amount received for the irrevocable sale of the future credit rights that might arise from the favorable resolution of a number of claims and lawsuits of various kinds that Telefónica had filed at the date of the sale agreement. Furthermore, the agreement included an additional amount of 51 million euros collected from the sale of future credit rights that might arise from claims filed within four years following the date of the agreement. Of this amount, 19 million euros were not yet recognized in the income statement at December 31, 2020. The agreement do not provide for direct or indirect repayment, full or partial, of the cash received, irrespective of the future outcome of such claims. The consideration received as a result of this transaction is approximately 10% of the underlying nominal amount of the current claims.
"Other operating income" in 2018 included gains from changes in the fair value of equity instruments for 24 million euros.
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2020	2019	2018
Leases included in "Other expenses" (1)	89	123	1,071
Other external services	9,617	11,370	11,427
Taxes other than income tax	902	995	365
Change in trade provisions	860	974	785
Losses on disposal of fixed assets and changes in provisions for fixed assets	416	187	35
Goodwill impairment (Note 7)	519	206	350
Other operating expenses	468	589	366
Total	12,871	14,444	14,399
(1) Following the adoption of IFRS 16 (Leases) in 2019, only included short-term leases and leases of low-value or intangible assets (see Notes 2 and 9).
"Losses on disposal of fixed assets and changes in provisions for fixed assets" in 2020 includes impairment losses of intangible assets and property, plant and equipment of Telefónica Argentina, for a total amount of 375 million euros (see Note 7). In 2019 it included a 123 million euros loss on disposal of intangible assets for the return of spectrum licenses of Telefónica Mexico (see Note 2).
"Other operating expenses" in 2019 included the impact of the transformation of the operating model of Telefónica Mexico in certain pre-existing service contracts, amounting to 167 million euros (see Note 2).
The favorable court rulings obtained by Telefónica Brazil in relation to the right to exclude the state tax on goods and services (ICMS) from the tax base for PIS and COFINS contributions, reduced the “Taxes” item by 789 million euros in 2018. In 2020, a new final decision in favor of Telefónica Brazil was passed, with an impact of 75 million euros (see Note 12).
Estimated payment schedule
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	3,939
1 to 3 years	4,267
3 to 5 years	1,027
More than 5 years	905
Total	10,138

Commitments for short-term leases and low value leases amounted to 42 million euros as of December 31, 2020. In addition, lease collection commitments amounted to 14 million euros as of December 31, 2020.

Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by segment (see Note 4) in 2020, 2019 and 2018, together with total headcount at December 31 each year.

	2020		2019		2018
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	22,992	22,978	25,338	23,081	26,892	25,474
Telefónica United Kingdom	6,501	6,318	6,940	6,861	6,732	7,188
Telefónica Germany	7,770	7,701	8,034	7,955	8,366	8,203
Telefónica Brazil	33,938	33,828	33,147	33,905	34,068	33,499
Telefónica Hispam	33,872	33,506	35,928	34,474	38,037	37,490
Telxius Group	509	557	470	494	419	438
Other companies	7,600	7,909	8,168	7,834	8,239	8,507
Total	113,182	112,797	118,025	114,604	122,753	120,799
At December 31, 2020, approximately 38.00% of the final headcount are women (37.84% at December 31, 2019).
At December 31, 2020, the number of employees with disabilities is 1,119 (1,081 employees at December 31, 2019), of which 215 employees are in Spain (222 employees in 2019).
Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2020	2019	2018
Property, plant and equipment (Note 8)	5,022	5,613	5,751
Intangible assets (Note 6)	2,735	3,248	3,298
Rights of use (Note 9)	1,602	1,721	n.a.
Total	9,359	10,582	9,049

The non-current assets of Telefónica United Kingdom ceased to be amortized and depreciated for accounting purposes once they were reclassified as "Non-current assets and disposal groups held for sale" (see Notes 2 and 4).
Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities (see Note 17) by (b) the weighted average number of ordinary shares outstanding during the year, plus the weighted average number of ordinary shares that would be issued on the conversion of the mentioned convertible bonds into ordinary shares from the date of their issue.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2020	2019	2018
Profit attributable to ordinary equity holders of the parent from continuing operations	1,582	1,142	3,331
Adjustment for the coupon corresponding to undated deeply subordinated securities	(335)	(379)	(540)
Tax effect	84	97	138
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	1,331	860	2,929

Number of shares (thousands)	2020	2019 (*)	2018 (*)
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,471,160	5,453,145	5,461,067
Telefónica, S.A. share option plans	6,590	4,766	663
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,477,750	5,457,911	5,461,730
(*) Revised data.
For the purposes of calculating the earnings per share (basic and diluted), the weighted average number of shares outstanding is retrospectively adjusted for transactions that have changed the number of shares outstanding without a corresponding change in resources, as if such transactions had occurred at the beginning of the earliest period presented. Such is the case of the bonus share issues carried out to meet the scrip dividend (see Note 17).
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Figures in euros	2020	2019	2018
Basic earnings per share	0.24	0.16	0.54
Diluted earnings per share	0.24	0.16	0.54